Supplementary cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ 147	$ (3,915)
Value-added and other tax receivables	(10,634)	3,402
Inventories	(24,331)	(50,273)
Accounts payable and accrued liabilities	(21,378)	1,188
Current income and other taxes payable	49,658	994
Changes in non-cash working capital	$ (6,538)	$ (48,604)